VERTICAL CAPITAL INCOME FUND

80 Arkay Drive, Suite 110

Hauppauge, NY  11788

February 4, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:	Vertical Capital Income Fund
File Nos.: 333-173872 811-22554

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Vertical Capital Income Fund Prospectus and Statement of Additional Information does not differ from that contained in the Registrant's Post-Effective Amendment No. 2, dated January 22, 2014, and (ii) that Post-Effective Amendment No. 2 to the Registrant’s registration on Form N-2 (the “Amendment”).  The text of the Amendment was field electronically with the U.S. Securities and Exchange Commission on January 22, 2014 (SEC Accession No. 0000910472-14-000189).

Questions and comments concerning this letter may be directed to JoAnn Strasser (614-469-3265) or Parker Bridgeport (614-469-3238) at Thompson Hine LLP.

Sincerely,

/s/ James Ash

James Ash

Secretary of the Fund